Stock-based Compensation - Performance Share Unit Awards - Additional Disclosures (Details) - Performance Share Unit Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Weighted average grant date fair value (in dollars per share)	$ 4.37	$ 9.44	$ 19.91
Unrecognized expenses	$ 2.7
Weighted-average remaining recognition period (in years)	1 year 7 months 6 days